CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION.
Schedule of Class A common shares subject to possible redemption reflected on the balance sheet

Gross proceeds from IPO	$143,750,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(7,193,811)
Private placement warrants proceeds in excess of fair value	(2,921,750)
Plus:
Remeasurement of carrying value to redemption value	10,115,561
Class A ordinary shares subject to possible redemption, December 31, 2021	143,750,000
Remeasurement of carrying value to redemption value	607,177
Class A ordinary shares subject to possible redemption, September 30, 2022	$144,357,177

As of December 31, 2021, Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

For the
Period from
February 26,
2021
(Inception)
Through
December 31,
2021
Gross proceeds	$143,750,000
Less:
Offering costs allocated to Class A common stock subject to possible redemption	(7,193,811)
Private placement warrants proceeds in excess of fair value	(2,921,750)
Plus:
Re-measurement of carrying value to redemption value	10,115,561
Class A common stock subject to possible redemption	$143,750,000